UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Operating activities
Net income	$ 40,421	$ 52,393	$ 101,209
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	46,444	43,364	88,150
Vessel impairment charge	21,779	0	0
Available for sale securities impairment charge	0	0	4,410
Amortization of deferred charges	3,988	4,694	9,013
Amortization of seller's credit	(308)	(619)	(1,249)
Amortization of Intangible Assets	238	0	0
Equity in earnings of associated companies	(7,451)	(13,855)	(23,766)
(Gain)/loss on sale of assets and termination of charters	1,623	(779)	(1,124)
Adjustment of derivatives to fair value recognized in net income	(6,458)	4,159	(8,208)
Adjustment of equity investments recognised in the income statement	(15,304)	0	0
Loss/(gain) on repurchase of bonds	0	756	2,305
Interest receivable in form of notes	0	(635)	(635)
Other, net	219	932	3,959
Changes in operating assets and liabilities
Trade accounts receivable	9,601	(2,760)	(9,034)
Due from related parties	2,698	16,382	10,543
Other receivables	(3,774)	(4,073)	2,418
Inventories	(1,664)	49	(42)
Prepaid expenses and accrued income	(473)	(1,084)	1,317
Trade accounts payable	419	(97)	(742)
Accrued expenses	(911)	(735)	(1,188)
Other current liabilities	3,017	3,055	460
Net cash provided by operating activities	94,104	101,147	177,796
Investing activities
Net maturities/(deposits) of restricted cash	0	(9,000)	0
Repayments from investments in direct financing leases	17,064	16,669	31,929
Additions to newbuildings	0	(12,460)	(81,664)
Purchase of vessels	(511,016)	0	0
Proceeds/(payments) from sales of vessels and termination of charters	30,169	62,762	74,791
Net amounts received from/(paid to) associated companies	24,116	21,241	27,322
Other investments and long term assets, net	0	(15,736)	(4,016)
Net cash provided by/(used in) investing activities	(439,667)	63,476	48,362
Financing activities
Shares issued, net of issuance costs	0	0	88
Principal settlements of cross currency swaps, net	0	0	(29,186)
(Repurchase)/resale of bonds	(63,218)	(50,128)	(68,383)
Drawdowns	553,000	226,104	302,104
Repayments of long-term debt	(132,444)	(67,274)	(179,354)
Debt fees paid	(5,611)	(700)	(2,554)
Repayment of lease obligation liability	(3,730)	(1,854)	(5,296)
Cash dividends paid	(73,917)	(84,154)	(152,907)
Net cash used in financing activities	337,298	21,994	(135,488)
Net change in cash and cash equivalents	(8,265)	186,617	90,670
Cash and cash equivalents at start of the period	153,052	62,382	62,382
Cash and cash equivalents at end of the period	144,787	248,999	153,052
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 45,301	$ 42,694	$ 88,201